Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Payables Accruals And Provisions [abstract]
Trade payables	$ 181	$ 237
Accruals	798	834
Provisions	92	108
Other current liabilities	43	43
Total payables, accruals and provisions	$ 1,114	$ 1,222